Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Intangible Assets, Net [Abstract]
Purchase of patent rights from a third-party supplier	$ 294,229	$ 140,136
Amortization expense of intangible assets	$ 961,483	$ 905,482	$ 533,328